Breakdown of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Breakdown of Financial Assets
Financial assets and other non-current assets

The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Non-current financial assets (Note 14)	6,393	7,771
Investments	573	650
Credits and others financial assets	1,050	1,183
Deposits and guarantees	1,624	2,625
Trade receivables	488	638
Impairment of trade receivables	(118)	(137)
Derivative financial assets (Note 17)	2,776	2,812
Other non-current assets	716	396
Contractual assets (Note 20)	108	—
Deferred expenses (Note 20)	191	—
Prepayments	417	396
Total	7,109	8,167

Non-current financial assets
The movement in investments, credits and others financial assets, deposits and guarantees, trade receivables and impairment of trade receivables in 2018 and 2017, is as follows:

Millions of euros	Investments	Credits and other financial assets	Deposits and guarantees	Trade receivables	Impairment of trade receivables
Balance at 12/31/16	825	1,177	1,938	593	(154)
Acquisitions	16	358	955	602	(12)
Disposals	(155)	(173)	(156)	(59)	41
Translation differences	(7)	(41)	(258)	(40)	16
Fair value adjustments and financial updates	5	4	84	(5)	—
Transfers and other	(34)	(142)	62	(453)	(28)
Balance at 12/31/17	650	1,183	2,625	638	(137)
First application of IFRS 9 impact	—	—	—	(201)	17
Acquisitions	65	2,077	66	662	(21)
Disposals	(24)	(663)	(728)	(148)	10
Translation differences	(5)	(43)	(149)	(12)	1
Fair value adjustments and financial updates	(115)	23	18	(4)	—
Transfers and other	2	(1,527)	(208)	(447)	12
Balance at 12/31/18	573	1,050	1,624	488	(118)

Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant control and for which there is no specific short-term disposal plan (see Note 3.i).
Additionally, the Telefónica Group’s shareholding in BBVA amounted to 205 million euros (314 million euros at December 31, 2017), representing 0.66% of its share capital at December 31, 2018 (same percentage at December 31, 2017).
At December 31, 2018, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 169 million euros (same percentage at December 31, 2017, valued at 205 million euros).
In 2017, shares of China Unicom (Hong Kong) Limited were sold representing 0.24% of its share capital for 72 million euros, that had a negative impact in Net financial expense of 4 million euros.

At December 31, 2018, Telefónica maintained a 9.44% stake in the share capital of Promotora de Informaciones, S.A. (Prisa), valued at 93 million euros (11.78% at December 31, 2017 valued at 27 million euros). In 2018 Telefónica subscribed the capital increase of PRISA, acquiring 42.2 million new shares and selling the rest of the preferred subscription rights. The net amount of the transaction was 49 million euros.
With the application of IFRS 9, the shares described above, classified as financial available-for-sale assets at December 31, 2017, have been reclassified as of January 1, 2018 to the categories of financial assets at fair value thought other comprehensive income, equity instruments (see Note 14).
In June 2017, Telefónica sold its entire shareholding in Mediaset Premium (representing 11.1%), which had a negative impact on net financial expense of 76 million euros.
"Transfers and other" in 2017 primarily includes the prior stake in Colombian companies Telebucaramanga, Metrotel y Optecom (see Note 5).
Long-term credits and other financial assets
The composition of long-term credits is as follows:

Millions of euros	12/31/2018	12/31/2017
Long-term receivables for indirect taxes	731	189
Other long-term credits	319	994
Total	1,050	1,183

In 2018 two final decisions in favor of Telefónica Brazil were passed, which recognized the right to deduct the state tax on goods and services (ICMS) from the calculation basis of the Social Integration Program-PIS (Programa de Integração Social) and the Financing of Social Security-COFINS (Contribuição para Financiamento da Seguridade Social). These decisions cover the period from September 2003 to June 2017, and the period from July 2004 to June 2013.
Once the values were determined, Telefónica Brazil presented to the tax authorities a refund request for the payments of PIS/COFINS affected by the judicial decision, together with the corresponding default interest. The total amount, recorded as additions of Credits and other financial assets in the table above, amounted to 6,240 million Brazilian reals (around 1,454 million euros at an average exchange rate of 2018). The impact on the consolidated income statement amounted to 3,386 million Brazilian reals (789 million euros), reducing the “Taxes” item under “Other expenses” (Note 23), and 2,854 million Brazilian reals (665 million euros) under “Finance Income”.
In August 2018 Telefónica Brazil started compensating the credits. In October 2018 the competent authority in Brazil filed a review of the supporting documentation with the purpose of approving the PIS and COFINS credits. This review is still ongoing at the date of approval of these consolidated financial statements. Telefónica Brazil met all the requests of this procedure and it continues compensating the credits, in line with the favorable decision issued by the court.
The outstanding credit at December 31, 2018 amounted to 4,915 million Brazilian reals (1,107 million euros at the closing exchange rate for 2018). “Long-term receivables for indirect taxes” includes the amount expected to be offset in more than 12 months, off 539 million (568 million euros at short-term, see Note 22).
The Company is still engaged in three other lawsuits of the same nature (including the lawsuits of the companies GVT and Telemig, currently incorporated in Telefónica Brazil). According to the company’s estimates, the contingent assets for these processes, which comprise various periods between December 2001 and June 2017, lie in a range between 1,700 and 2,200 million Brazilian reals (between 383 and 496 million euros at the year-end exchange rate for 2018).
“Other long-term credits” at December 31, 2017 included long-term financial assets of the subsidiary Seguros de Vida y Pensiones Antares, S.A., fundamentally fixed-income securities, amounting to 692 million euros. At December 31, 2018, these long-term financial assets amounted to 634 million euros and were reclassified as non-current assets classified as held for sale (see Note 28). These assets are mainly intended to cover obligations from the defined benefit plans of Telefónica de España (ITP and Survival) but do not qualify as “plan assets” under Employee Benefits (IAS 19) (see Note 21). Likewise, this line item includes long-term financial assets of Telefónica Germany amounting to 62 and 58 million euros at December 31, 2018 and 2017, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 21).

The vast majority of long-term credits, recognized at amortized cost (Note 14), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.

Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 810 million euros (see Note 21) at December 31, 2018 (1,598 million euros at December 31, 2017).
At December 31, 2018, there were deposits related to the collateral guarantees on derivatives signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 687 million euros of which 276 million euros cross currency swap (902 million euros at December 31, 2017 that included 701 million euros related to cross currency swap).
In addition, 120,000 bonds issued by Telefónica Emisiones, S.A.U. are deposited in a securities account of Telefónica SA linked to these collateral contracts as guarantee for a nominal amount of 105 million euros.
The vast majority deposits and guarantees recognized at amortized cost (Note 14), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
The breakdown of financial assets of the Telefónica Group at December 31, 2017 was as follows:

December 31, 2017
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available-for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 11)	1,074	250	1,117	1,738	822	3,339	18	—	3,592	7,771	7,771
Investments	—	—	650	—	567	83	—	—	—	650	650
Credits and other financial assets	—	250	467	—	86	613	18	—	466	1,183	1,183
Deposits and guarantees	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	1,074	—	—	1,738	169	2,643	—	—	—	2,812	2,812
Trade receivables	—	—	—	—	—	—	—	—	638	638	501
Impairment of trade receivables	—	—	—	—	—	—	—	—	(137)	(137)	—
Current financial assets	163	60	66	731	105	915	—	169	14,884	16,073	16,073
Trade receivables (*) (Note 12)	—	—	—	—	—	—	—	—	11,290	11,290	8,727
Impairment of trade receivables (*) (Note 12)	—	—	—	—	—	—	—	—	(2,563)	(2,563)	—
Other financial assets (Note 13)	163	60	66	731	105	915	—	169	965	2,154	2,154
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	1,237	310	1,183	2,469	927	4,254	18	169	18,476	23,844	23,844

(*) For comparative purposes, and considering the impact of the IFRS 9 application on the impairment of trade receivables, short-term trade receivables are included in the breakdown of financial assets by category as of December 31, 2017.
The breakdown of financial assets of the Telefónica Group at December 31, 2018 is as follows:

December 31, 2018
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 11)	860	—	70	545	1,950	660	2,765	—	2,968	6,393	6,393
Investments	28	—	—	545	—	492	81	—	—	573	573
Credits and other financial assets	6	—	—	—	—	6	—	—	1,044	1,050	1,050
Deposits and guarantees	—	—	—	—	—	—	—	—	1,624	1,624	1,624
Derivative instruments	826	—	—	—	1,950	162	2,614	—	—	2,776	2,776
Trade receivables	—	—	70	—	—	—	70	—	418	488	370
Impairment of trade receivables	—	—	—	—	—	—	—	—	(118)	(118)	—
Current financial assets	961	—	681	—	660	154	2,148	—	14,018	16,320	16,320
Trade receivables (Note 12)	580	—	680	—	—	—	1,260	—	9,816	11,076	8,419
Impairment of trade receivables (Note 12)	—	—	—	—	—	—	—	—	(2,657)	(2,657)	—
Other current financial assets (Note 13)	381	—	1	—	660	154	888	—	1,167	2,209	2,209
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,692	5,692	5,692
Total	1,821	—	751	545	2,610	814	4,913	—	16,986	22,713	22,713

Schedule of Impact of Adoption of New IFRS Guidance
The impacts of adopting IFRS 15 on the Group’s financial statements for the year ended December 31, 2018 are set out below:

Millions of euros	12/31/2018	12/31/2018	12/31/2018
ASSETS	IFRS 15	IAS 18	IFRS 15 impact
A) NON-CURRENT ASSETS	90,707	90,448	259
Intangible assets	16,856	16,856	—
Goodwill	25,748	25,748	—
Property, plant and equipment	33,295	33,295	—
Investments accounted for by the equity method	68	68	—
Financial assets and other non-current assets	7,109	6,823	286
Deferred tax assets	7,631	7,658	(27)
B) CURRENT ASSETS	23,340	22,540	800
Inventories	1,692	1,692	—
Receivables and other current assets	10,579	9,789	790
Tax receivables	1,676	1,666	10
Other current financial assets	2,209	2,209	—
Cash and cash equivalents	5,692	5,692	—
Non-current assets classified as held for sale	1,492	1,492	—
TOTAL ASSETS (A+B)	114,047	112,988	1,059

	12/31/2018	12/31/2018	12/31/2018
EQUITY AND LIABILITIES	IFRS 15	IAS 18	IFRS 15 Impact
A) EQUITY	26,980	26,193	787
Equity attributable to equity holders of the parent and other holders of equity instruments	17,947	17,262	685
Equity attributable to non-controlling interests	9,033	8,931	102
B) NON-CURRENT LIABILITIES	57,418	57,267	151
Non-current financial liabilities	45,334	45,334	—
Payables and other non-current liabilities	1,890	1,903	(13)
Deferred tax liabilities	2,674	2,510	164
Non-current provisions	7,520	7,520	—
C) CURRENT LIABILITIES	29,649	29,528	121
Current financial liabilities	9,368	9,368	—
Payables and other-current liabilities	15,485	15,460	25
Current tax payables	2,047	1,951	96
Current provisions	1,912	1,912	—
Liabilities associated with non-current assets classified as held for sale	837	837	—
TOTAL EQUITY AND LIABILITIES (A+B+C)	114,047	112,988	1,059

Millions of euros	2018	2018	2018
INCOME STATEMENTS	IFRS 15	IAS 18	IFRS 15 Impact
Revenues	48,693	48,728	(35)
Depreciation and amortization	(9,049)	(9,049)	—
OPERATING INCOME	6,522	6,446	76
Share of profit (loss) of investments accounted for by the equity method	4	4	—
Net financial expense	(955)	(944)	(11)
PROFIT BEFORE TAX	5,571	5,506	65
Corporate income tax	(1,621)	(1,609)	(12)
PROFIT FOR THE PERIOD	3,950	3,897	53
Attributable to equity holders of the Parent	3,331	3,291	40
Attributable to non-controlling interests	619	606	13
Basic and diluted earnings per share attributable to equity holders of the parent (euros)	0.57	0.56	0.01
n) New IFRS and interpretations of the IFRS Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2018 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2017, with the exception of the following new standards and amendments to existing standards issued by the IASB and adopted by the European Union for application in Europe, which are mandatory for annual periods beginning on or after 1 January 2018:

•	IFRS 9 Financial Instruments
IFRS 9 sets out the requirements for recognizing and measuring financial assets and financial liabilities. This new standard includes:

a.
a model for classifying financial assets that is driven by an asset’s cash flow characteristics and the business model in which it is held. IFRS 9 simplifies the previous measurement model for financial assets and establishes three main categories: amortized cost, fair value through profit or loss and fair value through Other Comprehensive Income (OCI).

b.	a model for classifying financial liabilities, where there are no significant changes from the criteria applied in prior periods.

c.
a new model for impairment losses on financial assets not measured at fair value through profit or loss, i.e. the expected credit loss model, which replaces the incurred loss model applied previously. Under this new impairment model entities are required to account for expected credit losses upon initial recognition of financial assets.

d.
a new hedge accounting model, less restrictive, that more closely aligns the accounting treatment with the entity’s risk management activities, requiring an economic relationship between the hedged item and the hedging instrument and requiring that the coverage ratio be the same as that applied by the entity for its risk management. The new standard modifies the criteria for documentation of hedging relationships and includes enhanced disclosure requirements about risk management activity.

Information on the impact of initially applying this standard is disclosed in Note 2.

•	IFRS 15 Revenues from Contracts with Customers
IFRS 15 establishes a comprehensive framework for determining when to recognize revenue and how much revenue to recognize. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The main changes introduce by the new standard are as follows:

a.
Under IFRS 15, for bundled packages that combine multiple fixed, wireless, data, Internet or television goods or services, the total revenue is allocated to each performance obligation based on their standalone selling prices in relation to the total consideration of the package and is recognized when (or as) the obligation is satisfied, regardless of whether there are undelivered items. This differs from previous accounting where the portion of the total consideration that was contingent upon delivery of undelivered elements was not allocated to delivered elements. Consequently, when bundles include a discount on equipment, the adoption of these new requirements results in an increase of revenues recognized from the sale of handsets and other equipment, generally recognized upon delivery to the end customer, in detriment of ongoing service revenue over subsequent periods. The difference between the revenue from the sale of equipment and the consideration received from the customer upfront is recognized as a contract asset on the statement of financial position.

b.
IFRS 15 requires the recognition of an asset for those incremental costs (sales commissions and other third party acquisition costs) directly related with obtaining a contract and that are expected to be recovered. These are subsequently amortized over the same period as the revenue associated with such asset. Costs to obtain a contract are expensed when incurred if the Group estimates that their amortization period is one year or less.

c.
IFRS 15 sets out more detailed requirements on how to account for contract modifications. Certain changes must be accounted for as a retrospective change (i.e. as a continuation of the original contract), while other modifications must be accounted for prospectively as separate contracts, like the end of the original contract and the creation of a new one.

d.
IFRS 15 requires separate recognition of significant financing components in contracts with customers. The Group does not consider significant the financing component where the period between the transfer of goods or services to the customer and payment by the customer does not exceed one year.

Information on the impact of initially applying this standard is disclosed in Note 2.

•	Amendments to IFRS 2, Classification and Measurement of Share-based Payment Transactions
These amendments contain requirements on the accounting for:

a.	the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;

b.	the classification of a share-based payment transaction with a net settlement feature for withholding tax obligations; and

c.	accounting where a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.
The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	Amendments to IAS 40, Transfers of Investment Property
This amendment clarifies when an entity should transfer property (including property under construction or development) into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	Annual Improvements to IFRS Standards 2014-2016 Cycle
The annual improvements projects provide a vehicle for making non-urgent but necessary amendments to IFRSs, with the aim of removing inconsistencies and clarifying wording. The amendment relating to the measurement of an associate or joint venture at fair value clarifies that entities that elect to measure investments in joint ventures and associates at fair value through profit or loss may make this election separately for each associate or joint venture. The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	IFRIC 22 Foreign Currency Transactions and Advance Consideration
This new interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration in a foreign currency, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. The application of this interpretation did not have a significant impact on the Group’s consolidated financial position or results.

New standards and amendments to standards issued but not effected as of December 31, 2018.
At the date of preparation of the consolidated financial statements, the following IFRS and amendments had been published, but their application was not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Improvements to IFRS Standards 2015-2017 Cycle		January 1, 2019
Amendments to References to the Conceptual Framework in IFRS Standards		January 1, 2020
Amendments to IFRS 3	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred Indefinitely
Based on the assessment conducted to date, the Group estimates that the application of the new standard on leases, IFRS 16 Leases, issued but not yet effective, could have a significant impact on the Group's consolidated financial statements upon initial adoption and prospectively.
With respect to the other standards, amendments and interpretations that are issued but not effective, based on the analyzes performed to date, the Group considers that their application will not have a significant impact on the consolidated financial statements in the initial period of application.

•	IFRS 16 Leases
IFRS 16 requires lessees to recognize assets and liabilities arising from all leases in the statement of financial position. A lessee may elect not to apply the general requirements to short-term leases and leases of low-value assets.
The Group acts as a lessee on a very significant number of lease agreements over different assets, such as third-party towers, circuits, office buildings and stores and land where the towers are located, mainly. A significant portion of these contracts is accounted for as operating lease under the current lease standard, with lease payments being recognized generally on a straight-line basis over the contract term.
The project to implement the new requirements in the Group is highly complex due to factors such as the high number of contracts affected and the diversity of data source systems, as well as the need to make certain estimates. These include the estimation of the lease term, based on the non-cancelable period and the periods covered by options to extend the lease, when the exercise depends only on Telefónica and where such exercise is reasonably certain. This will depend, to a large extent, on the specific facts and circumstances by class of assets in the telecom industry (technology, regulation, competition, business model, among others). In addition to this, the Group must make assumptions to calculate the discount rate, which will be based mainly on the incremental borrowing rate of interest for the estimated term. On the other hand, the Group shall not recognize non-lease components separately from lease components for those classes of assets in which non-lease components are not significant with respect to the total value of the arrangement.
The standard allows for two transition methods: retrospectively for all periods presented, or using a modified retrospective approach where the cumulative effect of adoption is recognized at the date of initial application. The Group shall adopt the latter transition method; therefore, the Group will recognize the cumulative effect of initial application as an adjustment to retained earnings in the year of initial application of IFRS 16. Moreover, the Group will apply the practical expedient that allows not reassessing whether a contract is or contains a lease on the date of initial application of IFRS 16 but directly apply the new requirements to all those contracts identified as leases under the current accounting standard. Also, certain practical expedients are available on first-time application in connection with the right of use asset measurement, discount rates, impairment, leases that finish within the twelve months subsequent to the date of first application, initial direct costs, and term of the lease. The following practical expedients will be adopted by the Group on transition to the new requirements:

•
Right of use asset measurement: for a vast majority of leases previously classified as an operating lease the group shall recognize a right-of-use asset at the date of initial application measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application.

•
Discount rates: a lessee may apply a single discount rate to a portfolio of leases with reasonably similar characteristics such as lease term, class of underlying asset, currency and economic environment.

•	Leases expiring in 2019: the Group will use the practical exemption from application of the new requirements to leases whose lease term ends within 12 months of the date of initial application.

•	Initial direct costs: the Group will exclude initial direct costs from the measurement of the right-of-use asset at the date of initial application.
The Group expects that the changes introduced by IFRS 16 will have a significant impact on its financial statements from the date of adoption. Based on the assessment preformed to date, the Group expects that the opening balance sheet at the date of initial application will show an increase in assets and liabilities between 7,400 and 8,100 million euro in connection with the rights of use and payment obligations arising from the majority of contracts that are classified as operating leases under the current lease standard. The impact expected in equity is not significant at 1 January 2019. Also, amortization of the right of use assets and recognition of interest costs on the lease obligation on the statements of income will replace amounts recognized as lease expense under the current lease standard. Classification of lease payments in the statement of cash flows will also be affected by the requirements of the new lease standard: a significant portion of the lease payments recognized as cash flows from operating activities in the statement of cash flows under the current lease standard, will be classified as cash flows from financing activities upon application of the new lease accounting requirements. In addition to this, the Group's Financial Statements will include broader disclosures with relevant information regarding lease contracts.
Regarding the lease commitments disclosed in the Group's annual financial statements (see Note 23), the Company estimates that the main differences with respect to the new lease liability measurement will relate to, among others:

–
Differences relating to the contract population considered: lease liabilities do not include short-term leases or leases of low-value or intangible assets, while those are included in the expected payment schedule. On the other hand, payments relating to contracts that can be canceled without penalty are not included within lease payment commitments, but they are included in the lease liability.

–
Differences in the lease term: extension options that are reasonably certain are part of the measurement of the lease liability, whereas they are not taken into consideration in the estimated payments schedule for operating leases.

–	Discount rate differences: to the extent that there are differences in lease terms, the discount rates used are different as a consequence of such differences.
Estimated adoption impacts are based on the assessments conducted to date. Actual impacts at 1 January 2019 could be different because the Group is currently assessing the impacts of the initial application of the new requirements testing the new systems considering the multiple alternatives available in transition, the estimations required and the high number of contracts affected. The new accounting policies will not be final until the Group presents its first financial statements subsequent to the effective date of IFRS 16.
The opening balance as of January 1, 2018, after the impacts of the first application of IFRS 9 (see Notes 2 and 3), is as follows:

January 1, 2018
			Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Balance at December 31, 2017	First application of FRS9 Impact	Held for tra-ding	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quo-ted prices)	Level 2 (Other directly obser-vable market inputs)	Level 3 (Inputs not based on obser-vable market data)	Amor-tized cost	Total carrying amount	Total fair value
Non-current financial assets	7,771	(184)	1,118	250	511	631	1,738	822	3,408	18	3,339	7,587	7,587
Investments	650	—	19	—	—	631	—	567	83	—	—	650	650
Credits and other financial assets	1,183	—	25	250	442	—	—	86	613	18	466	1,183	1,183
Deposits and guarantees	2,625	—	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	2,812	—	1,074	—	—	—	1,738	169	2,643	—	—	2,812	2,812
Trade receivables	638	(201)	—	—	69	—	—	—	69	—	368	437	317
Impairment of trade receivables	(137)	17	—	—	—	—	—	—	—	—	(120)	(120)	—
Current financial assets	16,073	(37)	803	60	488	—	731	105	1,977	—	13,954	16,036	16,036
Trade receivables	11,290	89	575	—	487	—	—	—	1,062	—	10,317	11,379	8,690
Impairment of trade receivables	(2,563)	(126)	—	—	—	—	—	—	—	—	(2,689)	(2,689)	—
Other current financial assets	2,154	—	228	60	1	—	731	105	915	—	1,134	2,154	2,154
Cash and cash equivalents	5,192	—	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	23,844	(221)	1,921	310	999	631	2,469	927	5,385	18	17,293	23,623	23,623
The initial application of new reporting standards IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers (see Note 2), effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66